Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 13,422	$ 35,142
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	10,950	14,762
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,824	19,065
Other equity accounted investees
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 648	$ 1,315